Stockholders’ Equity (Details) - Part-3 - USD ($)					1 Months Ended											3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 01, 2023	Aug. 31, 2023	Aug. 31, 2021	Oct. 31, 2017	Aug. 31, 2023	May 30, 2023	Apr. 20, 2023	Sep. 30, 2022	Sep. 16, 2022	Sep. 16, 2022	Jun. 15, 2022	Oct. 20, 2021	Aug. 31, 2021	Feb. 24, 2021	Oct. 31, 2017	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 20, 2022	Aug. 11, 2022	Dec. 06, 2021	Oct. 18, 2021	May 24, 2021	Mar. 08, 2018
Stockholders’ Equity (Details) - Part-3 [Line Items]
Granted stock options (in Shares)														60,000
Common stock, par value (in Dollars per share)																										$ 0.001
Fair market value														100.00%
Exercisable options (in Shares)																1,127		1,127		1,072
Weighted average exercise price per share (in Dollars per share)																		$ 6,802.93		$ 6,940
Options granted and vesting expense																		$ 0	$ 660,191
Stock-based compensation expense																		24,429		$ 105,049	$ 587,209
Research and development expenses																		2,771,100	4,186,842
Remaining expensed																		$ 0		$ 0
Weighted average vesting term																		0 years		2 months 19 days
Proceeds from issuance of common stock	$ 9,086																	$ 10,547,867
Warrant exercised	$ 6,128
Sale in a private placement (in Shares)		1,000,000			1,000,000
Exercise price per share (in Dollars per share)		$ 10	$ 5,060		$ 10		$ 34.4	$ 240					$ 5,060				$ 240		$ 240					$ 2,300
Common stock share issued (in Shares)																							278		1,417
Warrants to purchase of common stock (in Shares)			2,292				115						2,292														10,000
Share purchase price (in Dollars per share)							$ 48.76
Proceeds from loans						$ 2,000,000	$ 1,600,000
Commissions and closing fees							$ 291,000
Exercisable							3 years
Warrant exercise price, additions (in Dollars per share)							$ 61	$ 240	$ 240	$ 240
Property management fees, description																		(i) pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 1,000,000 shares of the Company’s common stock at an exercise price of $0.001 per share, and (ii) warrants (the “Common Warrants”) to purchase up to 1,000,000 shares of the Company’s Common Stock at an exercise price of $10.00 per share.
Warrants shares issued (in Shares)		60,000			60,000																		1,180
Warrants exercise price (in Dollars per share)		$ 12.5	$ 3,000								$ 2,300
Warrants term		5 years 6 months			5 years 6 months											5 years		5 years
Common stock, value																$ 368		$ 368		$ 108
Warrants issued black scholes valuation		$ 1,900,000
Proceeds from Issuance of private placement					$ 9,000,000
Payments of outstanding obligation		$ 3,100,000			3,100,000
Repayment of debt					$ 400,000
Vesting expense																		308,479	$ 993,462	826,795
General and administrative																7,169,863	$ 3,919,618	15,209,789	12,332,728	15,985,552	22,084,389
Research and development																$ 898,724	$ 1,570,540	2,771,100	4,186,842	$ 7,268,084	$ 5,042,617
Share based payment remaining expenses																		$ 0
Restricted stock granted (in Shares)																		170
Issue of common stock (in Shares)			2,292								10,200		2,292			157		157		30,609	4,747
2017 Equity Incentive Plan [Member]
Stockholders’ Equity (Details) - Part-3 [Line Items]
Recognized expense (in Shares)				1,250											2,500,000
Weighted Average [Member]
Stockholders’ Equity (Details) - Part-3 [Line Items]
Weighted average vesting term																		0 years
Warrant [Member]
Stockholders’ Equity (Details) - Part-3 [Line Items]
Exercise price per share (in Dollars per share)							$ 34.4																				$ 200
Common stock share issued (in Shares)		60,000			60,000
Warrants to purchase of common stock (in Shares)							2,379
Warrant [Member]
Stockholders’ Equity (Details) - Part-3 [Line Items]
Warrants shares issued (in Shares)		60,000			60,000
Common Stock [Member]
Stockholders’ Equity (Details) - Part-3 [Line Items]
Common stock, par value (in Dollars per share)														$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Proceeds from issuance of common stock												$ 4,250,000	$ 11,000,000					$ 1,900,000
Sale in a private placement (in Shares)		1,000,000			1,000,000
Exercise price per share (in Dollars per share)		$ 0.001	$ 61		$ 0.001								$ 61
Common stock share issued (in Shares)																367,902		367,902		107,698	22,271	30,608
Warrants to purchase of common stock (in Shares)			2,378										2,378
Common stock, value		$ 32,300,000			$ 32,300,000															$ 108	$ 22
Issue of common stock (in Shares)																50,000		50,000
Common Stock [Member] | Pre-Funded Warrants [Member]
Stockholders’ Equity (Details) - Part-3 [Line Items]
Warrants to purchase of common stock (in Shares)							39,634
General and Administrative Expense [Member]
Stockholders’ Equity (Details) - Part-3 [Line Items]
General and administrative																		$ 308,479	242,915
Research and Development Expense [Member]
Stockholders’ Equity (Details) - Part-3 [Line Items]
Research and development																		58,777	6,787
Nonvested Stock Options [Member]
Stockholders’ Equity (Details) - Part-3 [Line Items]
Options granted and vesting expense																$ 59,964			660,191
Stock-based compensation expense																			472,156
Research and development expenses																		35,535	188,035
Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity (Details) - Part-3 [Line Items]
Stock-based compensation expense																			$ 993,462	848,597
Research and development expenses																				$ 356,105
Remaining expensed
Weighted average vesting term																				4 months 24 days
Sale in a private placement (in Shares)																				463
Share based payment remaining expenses																				$ 321,603
Restricted stock vested (in Shares)								379								0	379	0	379
Restricted stock granted (in Shares)																		170	291
Issue of common stock (in Shares)																				463